CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2024 shares
Ordinary shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO (in shares)	(48,253,425)	[1]
Class A ordinary shares | Ordinary shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO (in shares)	31,321,601	[1]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO	1
Class B ordinary shares | Ordinary shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO (in shares)	16,931,824	[1]
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO	1

[1]	Redesignation of ordinary shares into Class A and Class B ordinary shares upon IPO includes (i) re-designation of 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu into Class B ordinary shares on a one-for-one basis; (ii) re-designation of all of 31,321,601 outstanding ordinary shares into Class A ordinary shares on a one-for-one basis